Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust and iShares U.S. ETF Trust
Supplement dated July 17, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information
(each, an “SAI”)
for the iShares iBonds Dec 2032 Term Corporate ETF (IBDX), iShares Inflation Hedged U.S.
Aggregate Bond ETF (AGIH), iShares Interest Rate Hedged U.S. Aggregate Bond ETF (AGRH) and
iShares Inflation Hedged High Yield Bond ETF (HYGI) (each a “Fund”)
Change in each Fund’s “Summary of Principal Risks”
The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Inflation Hedged U.S. Aggregate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust and iShares U.S. ETF Trust
Supplement dated July 17, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information
(each, an “SAI”)
for the iShares iBonds Dec 2032 Term Corporate ETF (IBDX), iShares Inflation Hedged U.S.
Aggregate Bond ETF (AGIH), iShares Interest Rate Hedged U.S. Aggregate Bond ETF (AGRH) and
iShares Inflation Hedged High Yield Bond ETF (HYGI) (each a “Fund”)
Change in each Fund’s “Summary of Principal Risks”
The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust and iShares U.S. ETF Trust
Supplement dated July 17, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information
(each, an “SAI”)
for the iShares iBonds Dec 2032 Term Corporate ETF (IBDX), iShares Inflation Hedged U.S.
Aggregate Bond ETF (AGIH), iShares Interest Rate Hedged U.S. Aggregate Bond ETF (AGRH) and
iShares Inflation Hedged High Yield Bond ETF (HYGI) (each a “Fund”)
Change in each Fund’s “Summary of Principal Risks”
The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Inflation Hedged High Yield Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust and iShares U.S. ETF Trust
Supplement dated July 17, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information
(each, an “SAI”)
for the iShares iBonds Dec 2032 Term Corporate ETF (IBDX), iShares Inflation Hedged U.S.
Aggregate Bond ETF (AGIH), iShares Interest Rate Hedged U.S. Aggregate Bond ETF (AGRH) and
iShares Inflation Hedged High Yield Bond ETF (HYGI) (each a “Fund”)
Change in each Fund’s “Summary of Principal Risks”
The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.